Segmented Information - Long-lived Assets by Geographical Location (Details) - USD ($) $ in Thousands	Jul. 31, 2023	Jul. 31, 2022
Segmented Information
Geographical long-lived assets	$ 294,629	$ 241,242
United States
Segmented Information
Geographical long-lived assets	196,277	138,007
Europe, Middle-East and Africa
Segmented Information
Geographical long-lived assets	30,480	32,921
Canada
Segmented Information
Geographical long-lived assets	56,064	63,414
Asia Pacific
Segmented Information
Geographical long-lived assets	$ 11,808	$ 6,900